Reconciliation of Changes in Redeemable Noncontrolling Interest (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 28, 2012	Jul. 28, 2012	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Jul. 30, 2011
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance-October 31, 2011	$ 24	$ 29	$ 0			$ 0
Net earnings attributable to noncontrolling interest	2		(2)	1	8
Adjustment of noncontrolling interest to redemption value	3	(10)	(3)
Ending Balance-January 28, 2012	$ 29	$ 39	$ 29	$ 0		$ 0